NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss attributable to ordinary shareholders		$ (464,220)	$ (1,104,925)	$ (742,001)
Accretion of redeemable convertible preferred shares		0	(2,979)	(15,121)
Net loss available to ordinary shareholders		$ (464,220)	$ (1,107,904)	$ (757,122)
Denominator:
Weighted average number of ordinary shares, basic (in shares)	[1]	648,535,169	645,227,356	474,621,603
Weighted average number of ordinary shares, diluted (in shares)		648,535,169	645,227,356	474,621,603
Net loss per ordinary share attributable to ordinary shareholders - Basic (in dollars per share)	[1]	$ (0.72)	$ (1.72)	$ (1.6)
Net loss per ordinary share attributable to ordinary shareholders - Diluted (in dollars per share)	[1]	$ (0.72)	$ (1.72)	$ (1.60)

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.